PRIVATE PLACEMENTS (Details Narrative) - USD ($)	Dec. 29, 2022	Dec. 22, 2022	Dec. 18, 2024	Dec. 22, 2023
Subsidiary, Sale of Stock [Line Items]
Number of private units issued, price per share			$ 11.41	$ 10.71
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of additional private units issued		390,000
Sale of stock, description		Each Unit consists of one share of ordinary shares and one right to receive one-tenth (1/10) of one share of ordinary shares upon the consummation of the Company’s initial business combination (“Private Right”).
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Number of additional private units issued	40,500
Number of private units issued, price per share	$ 10.00
Proceeds from issuance of private units	$ 405,000